CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income (loss) for the year	$ (10,063)	$ 1,290
Items not involving cash:
Amortization and depletion	3,573	3,954
Unrealized foreign exchange gain	(926)	(159)
Income tax expense	652	1,466
Share-based compensation	1,321	1,413
Other non-cash items (note 23)	(774)	(39)
Interest received, classified as operating activities	1,185	765
Interest paid	(38)	(134)
Income taxes paid	(1,652)	(2,187)
Cash flows from (used in) operations before changes in working capital	(6,722)	6,369
Changes in non-cash working capital:
Trade and other receivables	6,357	(3,688)
Inventories	510	355
Other current assets	(105)	135
Trade payables and accrued liabilities	287	2,532
Net cash provided by operating activities	327	5,703
Cash flows from (used in) investing activities [abstract]
Investments in short-term deposits, net	(5,965)	(5,071)
Loan advanced to Beadell (note 7)	(5,000)	0
Additions to mineral properties, plant and equipment	(2,069)	(5,265)
Cash received upon acquisition of Coricancha (note 9(a))	0	105
Cash restricted for Coricancha environmental bond (note 9(a))	0	(1,234)
Other	0	186
Net cash used in investing activities	(13,034)	(11,279)
Cash flows from (used in) financing activities [abstract]
Proceeds from exercise of options	349	1,207
Net cash from financing activities	349	1,207
Effect of exchange rate changes on cash and cash equivalents	85	(476)
Decrease in cash and cash equivalents	(12,273)	(4,845)
Cash and cash equivalents, beginning of year	36,797	41,642
Cash and cash equivalents, end of year	$ 24,524	$ 36,797